Income Taxes - Reconciliation of Income Taxes with Amounts Computed by Applying Federal Tax Rate (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal income tax expense (benefit) computed at statutory tax rate of 35%			$ 4.9		$ 14.1		$ (6.9)
Additional taxes or credits from:
State and local income taxes, net of federal income tax effect			3.0		3.0		2.0
Non-deductible expenses and non-taxable income			5.1		1.9		(1.1)
Foreign income not includable in federal taxable income			1.9		0.3		5.8
Effect of acquisition related elections and settlements			(2.2)	[1]	(7.1)	[1]
Valuation allowance changes (net)			(124.2)	[2]	(19.2)	[2]	(11.7)	[2]
All other, net			(0.8)		1.5		0.9
Total income tax provision (benefit)	$ 3.1	$ 0.9	$ (112.3)		$ (5.5)		$ (11.0)

[1]	Includes a $8.5 million deferred tax benefit in 2012 related to a tax election corresponding with the acquisition of Turret, for which an offsetting valuation allowance was also recorded in 2012.
[2]	The 2012 change in valuation allowance includes a benefit from the use of U.S. federal and state net operating loss carryforwards totaling approximately $4 million.